Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital [member]	Deemed cost [member]	Other comprehensive income [member]	Legal reserves [member]	Profit retention reserve [member]	Additional dividends proposed from the non-capitalized earning reserve [member]	Accumulated profit [member]	Shareholders equity [member]	Attributable to non - controlling interests [member]	Total
Balance, beginning at Dec. 31, 2017	R$ 7,910,000	R$ 873,306	R$ 17,904	R$ 844,398	R$ 5,397,310			R$ 15,042,918	R$ 302,661	R$ 15,345,579
Changes in equity
Net income (loss)							1,407,063	1,407,063	36,941
Other comprehensive income: actuarial gain (losses), net of taxes			(38,514)					(38,514)	154	(38,360)
Realization - gain on financial assets, net of taxes										0
Total comprehensive income			(38,514)				1,407,063	1,368,549	37,095	1,405,644
Realization - deemed cost, net of taxes		(67,086)					67,086
Allocation proposed to GSM: Legal reserve				70,353			(70,353)
Allocation proposed to GSM: Interest on own capital							(280,000)	(280,000)		(280,000)
Allocation proposed to GSM: Dividends							(98,542)	(98,542)	(36,467)	(135,009)
Allocation proposed to GSM: Profit retention reserve					1,025,254		(1,025,254)
Balance, ending at Dec. 31, 2018	7,910,000	806,220	(20,610)	914,751	6,422,564			16,032,925	303,289	16,336,214
Changes in equity
Net income (loss)							1,989,946	1,989,946	72,923
Other comprehensive income: actuarial gain (losses), net of taxes			(122,583)					(122,583)	(601)	(123,184)
Other comprehensive income: Gain (loss) with interest variation in Subsidiary			(4,874)					(4,874)	4,874
Realization - gain on financial assets, net of taxes										0
Total comprehensive income			(127,457)				1,989,946	1,862,489	77,196	1,939,685
Realization - deemed cost, net of taxes		(66,226)					66,226
Deliberation of additional dividends proposed									(3,335)	(3,335)
Dividends									(7,838)	(7,838)
Capital increase	2,890,000				(2,890,000)
Allocation proposed to GSM: Legal reserve				99,497			(99,497)
Allocation proposed to GSM: Interest on own capital							(643,000)	(643,000)		(643,000)
Allocation proposed to GSM: Dividends									(23,514)	(23,514)
Allocation proposed to GSM: Profit retention reserve					1,313,675		(1,313,675)
Balance, ending at Dec. 31, 2019	10,800,000	739,994	(148,067)	1,014,248	4,846,239			17,252,414	345,798	17,598,212
Changes in equity
Net income (loss)							3,904,202	3,904,202	5,548	3,909,750
Other comprehensive income: actuarial gain (losses), net of taxes			(178,948)					(178,948)	(207)	(179,155)
Total comprehensive income			(178,948)				3,904,202	3,725,254	5,341	3,730,595
Realization - deemed cost, net of taxes		(59,630)					59,630
Deliberation of additional dividends proposed									(51,799)	(51,799)
Capital increase
Allocation proposed to GSM: Legal reserve				195,210			(195,210)
Allocation proposed to GSM: Interest on own capital							(807,500)	(807,500)		(807,500)
Allocation proposed to GSM: Additional dividends proposed from the non-capitalized earning reserve					(1,507,449)	R$ 1,507,449
Allocation proposed to GSM: Dividends							(211,057)	(211,057)	(7,933)	(218,990)
Allocation proposed to GSM: Profit retention reserve					2,750,065		R$ (2,750,065)
Balance, ending at Dec. 31, 2020	R$ 10,800,000	R$ 680,364	R$ (327,015)	R$ 1,209,458	R$ 6,088,855	R$ 1,507,449		R$ 19,959,111	R$ 291,407	R$ 20,250,518